USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	72.3%
Pipelines	72.3%
Antero Midstream Corp.	3.6%	756,122	$13,610,196
Cheniere Energy, Inc.	4.6%	74,470	17,232,358
DT Midstream, Inc.	4.6%	176,453	17,024,186
Enbridge, Inc.	7.7%	652,317	28,904,166
Gibson Energy, Inc.	1.4%	337,239	5,229,928
Hess Midstream LP – Class A	4.3%	376,177	15,908,525
Keyera Corp.	3.6%	431,750	13,418,223
Kinder Morgan, Inc.	6.3%	819,904	23,391,861
Kinetik Holdings, Inc.	2.1%	152,652	7,928,745
ONEOK, Inc.	4.6%	173,369	17,201,672
Pembina Pipeline Corp.	3.7%	343,925	13,767,318
Plains GP Holdings LP – Class A(a)	4.5%	783,837	16,742,758
South Bow Corp.	3.8%	561,677	14,333,997
Targa Resources Corp.	7.1%	131,559	26,373,633
TC Energy Corp.	4.6%	361,758	17,078,595
Williams Cos., Inc. (The)	5.8%	361,293	21,590,870
			269,737,031
Total Common Stocks
(Cost $182,620,898)	72.3%		269,737,031
Master Limited Partnerships	23.9%
Pipelines	23.9%
Energy Transfer LP	8.2%	1,642,742	30,538,574
Enterprise Products Partners LP	7.9%	861,284	29,404,236
MPLX LP	6.0%	420,269	22,492,797
Western Midstream Partners LP	1.8%	168,648	6,907,822
			89,343,429
Total Master Limited Partnerships
(Cost $50,733,239)	23.9%		89,343,429

Exchange-Traded Funds	2.7%
Alerian Energy Infrastructure ETF
(Cost $10,273,086)	2.7%	310,011	10,159,060

Money Market Funds	0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.22%(b)
(Cost $1,081,700)	0.3%	1,081,700	1,081,700
Total Investments
(Cost $244,708,923)	99.2%		$370,321,220
Other Assets in Excess of Liabilities	0.8%		3,046,029
Total Net Assets	100.0%		$373,367,249

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at March 31, 2025.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	75.0%
Canada	25.0
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	96.2%
Exchange Traded Fund	2.7%
Money Market Funds	0.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.